Provisions and Other - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Reconciliation of changes in other provisions [abstract]
Other provisions	$ 7,432
Provisions made during the year	5,563	$ 4,538
Provisions used/paid during the year	(2,329)	(4,747)
Provisions reversed during the year	(1,279)	(1,540)
Effect of movements in exchange rates	313	167
Other provisions	9,700	7,432
Current			$ 5,447	$ 3,568
Non-current			4,253	3,864
Other provisions	7,432	7,432	9,700	7,432	$ 9,014
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Other provisions	813
Provisions made during the year	912	2,323
Provisions used/paid during the year	(1,424)	(1,501)
Provisions reversed during the year	(81)	(7)
Effect of movements in exchange rates	28	(9)
Other provisions	248	813
Current			248	813
Non-current			0	0
Other provisions	813	813	248	813	7
Warranty provision
Reconciliation of changes in other provisions [abstract]
Other provisions	2,755
Provisions made during the year	4,540	2,109
Provisions used/paid during the year	(905)	(3,246)
Provisions reversed during the year	(1,198)	(1,533)
Effect of movements in exchange rates	7	64
Other provisions	5,199	2,755
Current			5,199	2,755
Non-current			0	0
Other provisions	2,755	2,755	5,199	2,755	5,361
Other
Reconciliation of changes in other provisions [abstract]
Other provisions	3,864
Provisions made during the year	111	106
Provisions used/paid during the year	0	0
Provisions reversed during the year	0	0
Effect of movements in exchange rates	278	112
Other provisions	4,253	3,864
Current			0	0
Non-current			4,253	3,864
Other provisions	$ 3,864	$ 3,864	$ 4,253	$ 3,864	$ 3,646